Lease	6 Months Ended
May 31, 2021
Leases [Abstract]
Lease

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property, which is owned by the same landlord, for a 5-year term with a 5-year renewal option. On June 21, 2020, the Company entered into a lease surrender agreement and vacated one of its premises on June 30, 2020. On August 20, 2020, The Company extended its lease for the premises that it currently operates from, for one year, commencing December 1, 2020, with an option to continue on a month-to-month basis after November 30, 2021. This operating lease was capitalized under ASC 842 effective on the August 20, 2020 date of extension.

The gross amounts of assets and liabilities related to operating leases were as follows:

	May 31, 2021	November 30, 2020

Assets:
Operating lease right-of-use asset	$ 73,230	$ 137,931

Liabilities:
Current:
Operating lease liability	$ 85,163	$ 157,110

Total lease liability	$ 85,163	$ 157,110

Operating lease costs, net of Canada Emergency Rent Subsidy (CERS) received, amounted to $40,551 for the six months ended May 31, 2021 and have been recorded in selling, general and administrative expenses in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

For the six months ended May 31, 2021, lease payments of $84,554 were paid in relation to the operating lease liability. These payments have been offset by $34,709 received as part of the CERS COVID-19 relief program for net cash lease payments of $49,845.

Lease terms and discount rates are as follows:

May 31, 2021

Remaining lease term (months)	6
Estimated incremental borrowing rate	11.4%

The approximate future minimum lease payments for the operating lease as at May 31, 2021 were as follows:

May 31, 2021
Lease payments for the remainder of the year ending November 30, 2021	$ 88,014
Less imputed interest	2,851
Present value of lease liabilities	$ 85,163